Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	InflaRx N.V.
Entity Central Index Key	0001708688
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Entity Address Address Line 1	Winzerlaer Str. 2
Entity Address Address Line 2	07745
Entity Address City Or Town	Jena
Entity Address Country	DE